Investments and interests in other entities - Investments (Details) - BRL (R$) R$ in Thousands									12 Months Ended
	Oct. 06, 2022	Sep. 27, 2021	Aug. 12, 2021	Apr. 27, 2021	Apr. 09, 2021	Feb. 02, 2021	Jan. 25, 2021	Jul. 24, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 05, 2022	Feb. 17, 2022
Investments and interests in other entities
Gain resulting from changes in ownership									R$ 17,712	R$ 14,022
Bewater
Investments and interests in other entities
Percentage of ownership interest in associate held			11.00%			11.10%			10.88%	11.00%	14.50%
INCO
Investments and interests in other entities
Payments to acquire interests in other entities		R$ 53,523		R$ 33,195			R$ 25,000
Percentage of equity interest acquired							30.00%
Percentage of ownership interest in associate held	24.90%			26.09%					24.93%	26.10%
Gain resulting from changes in ownership									R$ 17,712	R$ 14,022
Bewater
Investments and interests in other entities
Number of Class B quotas acquired			16			27		9,670				12	19
Payments to acquire interests in other entities								R$ 9,670
Percentage of equity interest acquired								14.50%
INCO
Investments and interests in other entities
Payments to acquire interests in other entities		R$ 52,035		R$ 33,195			R$ 25,000
Percentage of equity interest acquired							30.00%
Number of shares acquired							8,571,427
Tera
Investments and interests in other entities
Payments to acquire interests in other entities					R$ 15,000
Percentage of equity interest acquired					23.43%
Number of shares acquired					8,234